Income Taxes - Summary of Income Tax Provision Differed from Amounts Computed by Applying Statutory Income Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income tax at statutory rate			$ 4,877	$ 1,902	$ (2,122)
Foreign tax rate differential			(4,144)	(670)	1,619
Tax holiday benefit			(161)	(1,746)	(374)
Change in valuation allowance			(75)	(447)	(63)
Provision for uncertain tax position			760	3,646	814
Others			(29)	(48)	180
Provision for income taxes	$ 1,709	$ 980	$ 1,228	$ 2,637	$ 54